UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22202

Morgan Stanley Frontier Emerging Markets Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	10/31

Date of reporting period:	7/31/10

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments

Morgan Stanley Frontier Emerging Markets Fund, Inc.

		Value
	Shares	(000)
Common Stocks (92.2%)
Argentina (8.8%)
Commercial Banks
Banco Macro SA ADR	83,100	$3,155
BBVA Banco Frances SA ADR	225,927	1,785
		4,940
Diversified Telecommunication Services
Telecom Argentina SA ADR	65,200	1,190

Food Products
Cresud SACIF y A ADR	71,600	919

Real Estate Management & Development
IRSA Inversiones y Representaciones SA ADR	83,700	916
		7,965
Bangladesh (8.0%)
Commercial Banks
Brac Bank Ltd. (a)	305,500	3,213
Prime Bank Ltd.	133,071	1,069
		4,282
Pharmaceuticals
Renata Ltd.	9,970	1,617

Textiles, Apparel & Luxury Goods
Apex Adelchi Footwear Ltd.	34,750	1,397
		7,296
Croatia (0.9%)
Diversified Telecommunication Services
Hrvatski Telekom	17,800	830

Estonia (0.9%)
Hotels, Restaurants & Leisure
Olympic Entertainment Group (a)	571,052	856

Kazakhstan (5.9%)
Metals & Mining
Eurasian Natural Resources Corp. PLC	154,050	2,191

Oil, Gas & Consumable Fuels
KazMunaiGas Exploration Production GDR	78,531	1,536
Uranium One, Inc. (a)	590,210	1,602
		3,138
		5,329

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Frontier Emerging Markets Fund, Inc.

	Shares	Value (000)
Kenya (6.7%)
Beverages
East African Breweries Ltd.	1,479,032	$3,356

Commercial Banks
Barclays Bank of Kenya Ltd.	1,540,466	1,268
Equity Bank Ltd.	5,008,400	1,483
		2,751
		6,107
Kuwait (12.8%)
Commercial Banks
Burgan Bank (a)	3,035,785	3,642
National Bank of Kuwait	1,114,652	4,729
		8,371
Wireless Telecommunication Services
National Mobile Telecommunication Co. KSC	506,600	3,242
		11,613
Lebanon (5.1%)
Commercial Banks
BLOM Bank SAL GDR	25,398	2,360
Banque Audi sal- Audi Saradar Group GDR	129,620	1,134
		3,494
Real Estate Management & Development
Solidere GDR	57,223	1,187
		4,681
Nigeria (12.6%)
Beverages
Nigerian Breweries PLC	3,248,273	1,525

Commercial Banks
Access Bank PLC (a)	21,730,610	1,309
First Bank of Nigeria PLC	10,419,199	932
Guaranty Trust Bank PLC	19,298,062	2,153
United Bank for Africa PLC	25,794,793	1,804
		6,198
Oil, Gas & Consumable Fuels
Oando PLC	8,024,915	3,713
		11,436

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Frontier Emerging Markets Fund, Inc.

	Shares	Value (000)
Oman (2.2%)
Commercial Banks
Bank Muscat SAOG	915,875	$1,955

Pakistan (5.0%)
Chemicals
Engro Corp. Ltd.	491,274	1,095

Commercial Banks
MCB Bank Ltd.	574,900	1,439
United Bank Ltd.	1,427,971	979
		2,418
Diversified Telecommunication Services
Pakistan Telecommunication Co., Ltd.	4,415,600	1,033
		4,546
Qatar (9.9%)
Commercial Banks
Doha Bank QSC	125,724	1,565
Qatar National Bank SAQ	38,805	1,434
		2,999
Energy Equipment & Services
Gulf International Services OSC	342,980	2,582

Industrial Conglomerates
Industries Qatar	65,200	1,777

Multi-Utilities
Qatar Electricity & Water Co.	57,148	1,657
		9,015
Serbia (1.0%)
Commercial Banks
Komercijalna Banka AD Beograd	2,600	893

Slovenia (2.9%)
Pharmaceuticals
Krka dd Novo mesto	31,300	2,672

South Africa (1.4%)
Wireless Telecommunication Services
MTN Group Ltd.	80,759	1,295

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Frontier Emerging Markets Fund, Inc.

	Shares	Value (000)
Sri Lanka (1.9%)
Commercial Banks
Commercial Bank of Ceylon PLC	1,021,527	$1,712

Tunisia (1.6%)
Commercial Banks
Banque International Arabe de Tunis	26,049	1,462

United Arab Emirates (4.6%)
Air Freight & Logistics
Aramex Co. (a)	5,091,159	2,398

Transportation Infrastructure
DP World Ltd.	3,584,154	1,738
		4,136
Total Common Stocks (Cost $77,921)		83,799

Participation Notes (4.3%)
India (1.3%)
Wireless Telecommunication Services
Bharti Airtel Ltd., expires 03/17/2011 (a)(b)	166,490	1,152

Saudi Arabia (3.0%)
Commercial Banks
Riyadh Bank, expires 02/29/2012	133,151	1,028

Industrial Conglomerates
Savola Group, expires 03/16/2012 (a)	188,754	1,751
Total Participation Notes (Cost $3,181)		3,931

Preferred Stocks (1.1%)
Croatia (1.1%)
Tobacco
Adris Grupa dd (Preference) (Cost $1,546)	21,400	980

	No. of Rights
Rights (0.1%)
Bangladesh (0.1%)
Commercial Banks
Prime Bank Ltd., expires 08/18/2010 (a) (Cost $ —)	33,267	123

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Frontier Emerging Markets Fund, Inc.

	Shares	Value (000)
Short-Term Investment (1.2%)
Investment Company
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $1,098)	1,097,588	$1,098
Total Investments (98.9%) (Cost $83,745)		89,931
Other Assets in Excess of Liabilities (1.1%)		961
Net Assets (100.0%)		$90,892

(a)	Non-income producing security.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Frontier Emerging Markets Fund, Inc.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
RON	285	$87	8/3/10	USD	87	$87	—	@
RON	195	60	8/2/10	USD	60	60	—	@
		$147				$147	$—	@

RON —	Romanian New Leu
USD —	United States Dollar
@	Value is less than $500.

2010 Third Quarter Report

July 31, 2010 (unaudited)

Portfolio of Investments

Morgan Stanley Frontier Emerging Markets Fund, Inc.

Fair Value Measurement Information:

The following us a summary of the inputs used to value the Fund’s net assets as of July 31, 2010. (See Notes to Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$2,398	$—		$—	$2,398
Beverages	4,881	—		—	4,881
Chemicals	1,095	—		—	1,095
Commercial Banks	41,475	—		—	41,475
Diversified Telecommunication Services	3,053	—		—	3,053
Energy Equipment & Services	2,582	—		—	2,582
Food Products	919	—		—	919
Hotels, Restaurants & Leisure	856	—		—	856
Industrial Conglomerates	1,777	—		—	1,777
Metals & Mining	2,191	—		—	2,191
Multi-Utilities	1,657	—		—	1,657
Oil, Gas & Consumable Fuels	6,851	—		—	6,851
Pharmaceuticals	4,289	—		—	4,289
Real Estate Management & Development	2,103	—		—	2,103
Textiles, Apparel & Luxury Goods	1,397	—		—	1,397
Transportation Infrastructure	1,738	—		—	1,738
Wireless Telecommunication Services	4,537			—	4,537
Total Common Stocks	83,799	—		—	83,799

Preferred Stock
Tobacco	980	—		—	980
Rights
Commerical Banks	123	—		—	123
Short-Term Investment
Investment Company	1,098	—		—	1,098
Participation Notes
Commercial Banks	—	1,028		—	1,028
Industrial Conglomerates	—	1,751		—	1,751
Wireless Telecommunication Services	1,152	—		—	1,152
Total Participation Notes	1,152	2,779		—	3,931
Foreign Currency Exchange Contracts	—	—	@	—	—	@
Total Assets	$87,152	$2,779		$—	$89,931
Total	$87,152	$2,779		$—	$89,931

@            Value is less than $500.

Notes to Portfolio of Investments (unaudited)

Fair Value Measurement: In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Trustees. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Frontier Emerging Markets Fund, Inc.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 21, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 21, 2010